ACQUISITION OF SUBSIDIARIES - Acquisitions in 2023 (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Asset acquisitions
Current assets		¥ 9,823,478	$ 1,383,608	¥ 7,052,276
Property and equipment, net		13,024,393	1,834,447	11,964,498
Land use rights, net		602,503	84,861	576,020
Deferred tax assets		247,644	34,880	196,098
Accrued expenses and other payables		(2,783,102)	(391,992)	(2,410,479)
Deferred tax liabilities		¥ (688,362)	$ (96,954)	¥ (682,580)
Sanhe Mingtai Digital Industrial Park Co., Ltd. (Sanhe Digital)
Asset acquisitions
Current assets	¥ 3
Property and equipment, net	105,538
Land use rights, net	14,258
Deferred tax assets	2,232
Accrued expenses and other payables	(2,277)
Deferred tax liabilities	(2,758)
Total share consideration	¥ 116,996
Asset Acquisition, Percentage Of Acquisition	100.00%
Asset Acquisition, Percentage Of Equity Interests Issued	22.50%